Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value		$ 0
Preferred stock, shares issued		22,268,895	3,084,532
Ordinary shares, par value		$ 0	$ 0
Common stock,shares authorized	[1]	Unlimited	Unlimited
Common stock, shares outstanding		1,660,627	109,255
Common stock, shares not disclosed		true	true
Preferred stock, shares authorized unlimited		Unlimited
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		3,354,309	1,815,438
Preferred stock, shares outstanding		3,354,309	1,815,438
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		13,407,566	1,262,074
Preferred stock, shares outstanding		13,407,566	1,262,074
Preferred stock, shares authorized		21,000,000	21,000,000
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		5,500,000
Preferred stock, shares outstanding		5,500,000	0
Preferred stock, shares authorized		12,000,000	12,000,000
Series Seed Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		7,020	7,020
Preferred stock, shares outstanding		7,020	7,020
Preferred stock, shares authorized		25,000	25,000
Series A1A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		715,484	1,169,845
Preferred stock, shares authorized		10,000,000	10,000,000
Series A2 Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		574,068	634,978
Preferred stock, shares authorized		3,000,000	3,000,000
Series A4 Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		2,064,757	10,615
Preferred stock, shares authorized unlimited		Unlimited	Unlimited

[1]	Ordinary Share par value was changed to no par value in June 2024.